Risk Management and Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Basis of Preparation [Abstract]
Description of reasonably possible changes in risk	a sensitivity analysis is presented for each type of risk, consisting of the effects on Financial Results arising from possible changes: CDI and other rates 25% and 50%, and foreign currency and commodity exposures 15% and 30% in the relevant variables for each risk.
Percenatge of confidence interval	99.00%
Purchase of cattle	$ 27,900,000	$ 33,500,000
Securities pledged as commodities and futures	$ 159,562	$ 136,554